Short-Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2015 and 2014:

	2015		2014
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$3,396	0.25%	$3,674	0.25%
Notes payable	12	6.00%	11	6.00%
Short-term line of credit	2,350	3.50%	1,000	3.75%
Short-term advances from FHLB	—	0.00%	—	0.00%

	$5,758	1.59%	$4,685	1.01%

	2015		2014
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	0.79%	$2	0.79%
Master notes and other short term borrowing	3,280	0.25%	4,250	0.44%
Notes payable	18	6.00%	11	6.00%
Short-term line of credit	1,598	3.51%	57	3.75%
Short-term advances from FHLB	—	0.00%	510	4.08%

	$4,898	1.32%	$4,830	0.88%

	2015	2014
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	7,736	4,640
Notes payable	12	11
Short-term line of credit	2,350	1,000
Short-term advances from FHLB	—	1,500